Recapitalization (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 11, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 20, 2025	Sep. 11, 2025	Jul. 11, 2025
Recapitalization [Line Items]
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 1
Accrued and unpaid interest			$ 1,330	$ 2,400
Consideration (in Dollars per share)			$ 0.75
Trading days			30 days
Transaction costs			$ 14,500
Business Combination Transaction Settlement Costs			8,100
PIPE Convertible Notes [Member]
Recapitalization [Line Items]
Aggregate purchase price	$ 20,000
Junior Convertible Notes and Senior Notes [Member]
Recapitalization [Line Items]
Outstanding principal amount			19,600
Accrued and unpaid interest			$ 27,300
Common Stock [Member]
Recapitalization [Line Items]
Common stock par value (in Dollars per share)				$ 0.0001
Company common stock, shares (in Shares)			51,666
Additional paid in capital account			$ 1,700
Merger Agreement [Member]
Recapitalization [Line Items]
Equity valuation			$ 155,000
Common stock par value (in Dollars per share)			$ 750
Original issuance discount	10.00%
Common stock exchanged shares (in Shares)			197,098
PIPE Subscription Agreement [Member]
Recapitalization [Line Items]
Aggregate principal amount			$ 10,000
Original issuance discount			10.00%
Maturity date			18 months
Convertible per share (in Dollars per share)			$ 750
Weighted average price per share, percentage			95.00%
Trading days			10 days
PIPE Subscription Agreement [Member] | PIPE Convertible Notes [Member]
Recapitalization [Line Items]
Aggregate principal amount	$ 22,200
Aggregate purchase price	$ 20,000
Business Combination [Member]
Recapitalization [Line Items]
Outstanding common stock							100.00%
Milestone I Earnout Rights [Member]
Recapitalization [Line Items]
Consideration (in Dollars per share)			$ 937.5
Milestone I Earnout Rights [Member] | Minimum [Member]
Recapitalization [Line Items]
Trading days			20 days
Milestone I Earnout Rights [Member] | Maximum [Member]
Recapitalization [Line Items]
Trading days			30 days
Milestone Event I [Member]
Recapitalization [Line Items]
Consideration (in Dollars per share)			$ 937.5
Milestone II Earnout Rights [Member]
Recapitalization [Line Items]
Convertible per share (in Dollars per share)			1,087.5
Consideration (in Dollars per share)			$ 1,087.5
Trading days			30 days
Milestone II Earnout Rights [Member] | Common Stock [Member]
Recapitalization [Line Items]
Trading days			20 days
Milestone III Earnout Rights [Member]
Recapitalization [Line Items]
Funding amount			$ 6,000
Milestone IV Earnout Rights [Member] | Forecast [Member]
Recapitalization [Line Items]
Achievement of revenue		$ 11,900
IPO [Member]
Recapitalization [Line Items]
Business Combination Transaction Remaining Costs			$ 6,400
IPO [Member] | Public Warrants [Member]
Recapitalization [Line Items]
Warrants issued (in Shares)			9,487,500
IPO [Member] | Private Placement Warrants [Member]
Recapitalization [Line Items]
Warrants issued (in Shares)			7,347,500
IPO [Member] | Representative’s Warrants [Member]
Recapitalization [Line Items]
Warrants issued (in Shares)			569,250